Segment Information	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Segment Information

27. Segment Information

Anadarko has two reporting segments: Exploration and Production and WES Midstream, which include their respective marketing results.
The Exploration and Production reporting segment is engaged in the exploration, development, production, and sale of oil, natural gas, and NGLs and in advancing its Mozambique LNG project toward an FID. The WES Midstream reporting segment engages in gathering, compressing, treating, processing, and transporting of natural gas; gathering, stabilizing, and transporting of oil and NGLs; and gathering and disposing of produced water.
To assess the performance of Anadarko’s operating segments, the chief operating decision maker analyzes Adjusted EBITDAX. The Company defines Adjusted EBITDAX as income (loss) before income taxes; interest expense; DD&A; exploration expense; gains (losses) on divestitures, net; impairments; total (gains) losses on derivatives, net, less net cash from settlement of commodity derivatives; and certain items not related to the Company’s normal operations, less net income (loss) attributable to noncontrolling interests. During the periods presented, items not related to the Company’s normal operations included restructuring charges related to the workforce reduction program included in G&A, (gains) losses on early extinguishment of debt, and certain other nonoperating items included in other (income) expense, net.
The Company’s definition of Adjusted EBITDAX excludes gains (losses) on divestitures, net and exploration expense as they are not indicators of operating efficiency for a given reporting period. DD&A and impairments are excluded from Adjusted EBITDAX as a measure of segment operating performance because capital expenditures are evaluated at the time capital costs are incurred. Adjusted EBITDAX also excludes interest expense to allow for assessment of segment operating results without regard to Anadarko’s financing methods or capital structure. Total (gains) losses on derivatives, net, less net cash from settlement of commodity derivatives are excluded from Adjusted EBITDAX because these (gains) losses are not considered a measure of asset operating performance. Finally, net income (loss) attributable to noncontrolling interests is excluded from the Company’s measure of Adjusted EBITDAX because it represents earnings that are not attributable to the Company’s common stockholders.
Management believes Adjusted EBITDAX provides information useful in assessing the Company’s operating and financial performance across periods. Adjusted EBITDAX as defined by Anadarko may not be comparable to similarly titled measures used by other companies and should be considered in conjunction with net income (loss) attributable to common stockholders and other performance measures, such as operating income. Below is a reconciliation of consolidated Adjusted EBITDAX to income (loss) before income taxes for the years ended December 31:

millions	2018	2017	2016
Income (loss) before income taxes	$1,485	$(1,688)	$(3,829)
(Gains) losses on divestitures, net	(20)	(674)	757
Exploration expense (1)	459	2,535	944
DD&A	4,254	4,279	4,301
Impairments	800	408	227
Interest expense	947	932	890
Total (gains) losses on derivatives, net, less net cash from settlement of commodity derivatives	(407)	156	559
Restructuring and reorganization-related charges	53	21	389
Other operating expense	—	—	1
(Gains) losses on early extinguishment of debt	(2)	2	155
Certain other nonoperating items	—	—	(58)
Less net income (loss) attributable to noncontrolling interests	137	245	263
Consolidated Adjusted EBITDAX	$7,432	$5,726	$4,073

(1)	Includes reorganization-related charges of $20 million for the year ended December 31, 2018.

27. Segment Information (Continued)

The Company’s accounting policies for individual segments are the same as those described in the summary of significant accounting policies, with the following exception: certain intersegment commodity contracts may meet the GAAP definition of a derivative instrument, which would be accounted for at fair value under GAAP. However, Anadarko does not recognize any mark-to-market adjustments on such intersegment arrangements. Additionally, intersegment asset transfers are accounted for at historical cost basis and do not give rise to gain or loss recognition.
Information presented below as Other and Intersegment Eliminations includes corporate costs, margin on sales of third-party commodity purchases, deficiency fee expenses, results from hard-minerals royalties, net cash from settlement of commodity derivatives, and net income (loss) attributable to noncontrolling interests. The following summarizes selected financial information for Anadarko’s reporting segments:

millions	Exploration & Production	WES Midstream	Other and Intersegment Eliminations	Total
2018
Sales revenues	$11,404	$1,610	$56	$13,070
Intersegment revenues	81	690	(771)	—
Other	(4)	211	85	292
Total revenues and other (1)	11,481	2,511	(630)	13,362
Operating costs and expenses (2)	3,896	1,019	328	5,243
Net cash from settlement of commodity derivatives	—	—	545	545
Other (income) expense, net (3)	—	(8)	21	13
Net income (loss) attributable to noncontrolling interests	—	—	137	137
Total expenses and other	3,896	1,011	1,031	5,938
Total (gains) losses on derivatives, net included in marketing revenue, less net cash from settlement	—	—	8	8
Adjusted EBITDAX	$7,585	$1,500	$(1,653)	$7,432
Net properties and equipment	$18,276	$8,410	$1,929	$28,615
Capital expenditures	$4,103	$1,912	$170	$6,185
Goodwill	$4,343	$446	$—	$4,789

(1)	Total revenues and other excludes gains (losses) on divestitures, net since these gains and losses are excluded from Adjusted EBITDAX.

(2)
Operating costs and expenses excludes exploration expense, DD&A, impairments, reorganization-related charges, and certain other operating expenses since these expenses are excluded from Adjusted EBITDAX.

(3)	Other (income) expense, net excludes reorganization-related charges since these expenses are excluded from Adjusted EBITDAX.

27. Segment Information (Continued)

millions	Exploration & Production	WES Midstream	Other and Intersegment Eliminations	Total
2017
Sales revenues	$8,952	$1,824	$193	$10,969
Intersegment revenues	21	606	(627)	—
Other	15	189	61	265
Total revenues and other (1)	8,988	2,619	(373)	11,234
Operating costs and expenses (2)	3,517	1,423	318	5,258
Net cash from settlement of commodity derivatives	—	—	(27)	(27)
Other (income) expense, net (3)	—	—	26	26
Net income (loss) attributable to noncontrolling interests	—	—	245	245
Total expenses and other	3,517	1,423	562	5,502
Total (gains) losses on derivatives, net included in marketing revenue, less net cash from settlement	—	—	(6)	(6)
Adjusted EBITDAX	$5,471	$1,196	$(941)	$5,726
Net properties and equipment	$18,729	$6,766	$1,956	$27,451
Capital expenditures	$3,785	$1,409	$106	$5,300
Goodwill	$4,343	$446	$—	$4,789
2016
Sales revenues	$7,152	$1,146	$149	$8,447
Intersegment revenues	4	795	(799)	—
Other	(5)	154	30	179
Total revenues and other (1)	7,151	2,095	(620)	8,626
Operating costs and expenses (2)	3,485	955	136	4,576
Net cash from settlement of commodity derivatives	—	—	(265)	(265)
Other (income) expense, net (3)	—	—	(13)	(13)
Net income (loss) attributable to noncontrolling interests	—	—	263	263
Total expenses and other	3,485	955	121	4,561
Total (gains) losses on derivatives, net included in marketing revenue, less net cash from settlement	—	—	8	8
Adjusted EBITDAX	$3,666	$1,140	$(733)	$4,073
Net properties and equipment	$24,391	$5,658	$2,119	$32,168
Capital expenditures	$2,689	$551	$74	$3,314
Goodwill	$4,550	$450	$—	$5,000

(1)	Total revenues and other excludes gains (losses) on divestitures, net since these gains and losses are excluded from Adjusted EBITDAX.

(2)	Operating costs and expenses excludes exploration expense, DD&A, impairments, restructuring charges, and certain other operating expenses since these expenses are excluded from Adjusted EBITDAX.

(3)	Other (income) expense, net excludes certain other nonoperating items and restructuring charges since these items are excluded from Adjusted EBITDAX.

27. Segment Information (Continued)

The following represents Anadarko’s sales revenues (based on the origin of the sales) and net properties and equipment by geographic area:

	Years Ended December 31,
millions	2018	2017	2016
Sales Revenues
United States	$10,659	$9,176	$7,049
Algeria	1,596	1,249	1,103
Other International	815	544	295
Total sales revenues	$13,070	$10,969	$8,447

	December 31,
millions	2018	2017
Net Properties and Equipment
United States	$25,891	$24,382
Algeria	808	965
Other International (1)	1,916	2,104
Total net properties and equipment	$28,615	$27,451

(1)	Includes $519 million of capitalized costs related to the Mozambique LNG project at December 31, 2018.

Major Customers  In 2018, sales to Royal Dutch Shell PLC were $1.4 billion. Sales to BP PLC were $1.3 billion in 2018 and $1.1 billion in 2017. These amounts are included in the Exploration and Production reporting segment. In 2016, there were no sales to customers that exceeded 10% of the Company’s total sales revenues.